Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CEQTNYS

1-15897

05061600

NYSE

RECD S.E.C.
AUG 12 2005
1086

August 12, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531 – STOP 1004
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, iShares Trust, iShares Russell Microcap Index Fund and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on August 12, 2005. Tentative listing date – August 15, 2005.

Sincerely,

PROCESSED
AUG 15 2005
THOMSON FINANCIAL

B

Parad Madho

1100663